INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

9.    INTANGIBLE ASSETS, NET

Intangible assets consist of the following:

	As of	As of	As of
	December 31,	December 31,	December 31,
	2019	2020	2020
	RMB	RMB	US$
Cost:
Computer software	27,887	28,424	4,356
License agreement	151,177	151,177	23,169
Internet domain name	1,512	1,512	232
Brand name	86,049	86,049	13,188
	266,625	267,162	40,945
Accumulated amortization:
Computer software	(20,632)	(23,154)	(3,549)
License agreement	(37,767)	(37,768)	(5,788)
Internet domain name	(724)	(837)	(128)
Brand name	(21,152)	(21,160)	(3,243)
	(80,275)	(82,919)	(12,708)

Impairment *:
Computer software	(3,547)	(3,547)	(543)
License agreement	(113,409)	(113,409)	(17,381)
Brand name	(64,889)	(64,889)	(9,945)
	(181,845)	(181,845)	(27,869)
Intangible assets, net	4,505	2,398	368

*      The impairment of RMB181,845 is related to the acquired intangible assets of the Multi Group that were recognized during the year ended December 31, 2019.

Amortization expenses from continuing operations for the years ended December 31, 2018, 2019 and 2020 were approximately RMB31,511,RMB29,369 and RMB2,202 (US$337), respectively. Amortization expenses from discontinued operations were approximately RMB1,399, nil and nil for the years ended December 31, 2018, 2019 and 2020, respectively. Annual estimated amortization expense for each of the five succeeding years is as follows:

	RMB	US$

2021	1,244	191
2022	388	59
2023	336	51
2024	96	15
2025	85	13
2026 and thereafter	249	39

Total	2,398	368